Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2019

F60-QTLY-0819
1.9858340.104

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $439,293)	440,000	439,339
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	3,352,419	$33,624,760
Fidelity Series Blue Chip Growth Fund (b)	3,857,908	58,794,515
Fidelity Series Commodity Strategy Fund (b)	9,363,744	44,103,236
Fidelity Series Growth Company Fund (b)	6,850,076	118,711,818
Fidelity Series Intrinsic Opportunities Fund (b)	8,644,720	141,946,299
Fidelity Series Large Cap Stock Fund (b)	8,416,385	126,077,450
Fidelity Series Large Cap Value Index Fund (b)	2,792,742	35,998,447
Fidelity Series Opportunistic Insights Fund (b)	3,511,395	64,995,913
Fidelity Series Small Cap Discovery Fund (b)	1,525,259	16,899,866
Fidelity Series Small Cap Opportunities Fund (b)	3,778,892	52,677,752
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,888,086	97,102,344
Fidelity Series Value Discovery Fund (b)	5,374,518	69,008,816
TOTAL DOMESTIC EQUITY FUNDS
(Cost $834,041,337)		859,941,216

International Equity Funds - 32.8%
Fidelity Series Canada Fund (b)	1,377,769	15,045,241
Fidelity Series Emerging Markets Fund (b)	1,569,977	15,087,478
Fidelity Series Emerging Markets Opportunities Fund (b)	7,096,708	135,476,162
Fidelity Series International Growth Fund (b)	8,525,068	138,788,110
Fidelity Series International Small Cap Fund (b)	1,939,912	31,484,774
Fidelity Series International Value Fund (b)	13,657,084	131,517,722
Fidelity Series Overseas Fund (b)	588,266	5,906,191
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $453,474,431)		473,305,678

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	900,763	8,764,420
Fidelity Series Floating Rate High Income Fund (b)	196,772	1,829,978
Fidelity Series High Income Fund (b)	1,132,790	10,784,157
Fidelity Series Inflation-Protected Bond Index Fund (b)	428,986	4,294,152
Fidelity Series International Credit Fund (b)	25,472	259,556
Fidelity Series Investment Grade Bond Fund (b)	1,068,468	12,212,587
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,962,956	46,205,124
Fidelity Series Real Estate Income Fund (b)	613,604	6,804,863
TOTAL BOND FUNDS
(Cost $86,130,821)		91,154,837

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 2.42% (c)	2,601,870	2,602,390
Fidelity Series Government Money Market Fund 2.44% (b)(d)	15,685,311	15,685,311
Fidelity Series Short-Term Credit Fund (b)	251,707	2,529,652
TOTAL SHORT-TERM FUNDS
(Cost $20,778,077)		20,817,353
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,394,863,959)		1,445,658,423
NET OTHER ASSETS (LIABILITIES) - 0.0%		(677,495)
NET ASSETS - 100%		$1,444,980,928

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	43	Sept. 2019	$4,135,095	$825	$825

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $439,339.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,429
Total	$13,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$29,947,285	$3,189,470	$805,978	$--	$(67,918)	$1,361,901	$33,624,760
Fidelity Series Blue Chip Growth Fund	57,192,555	5,413,592	5,666,477	--	(69,768)	1,924,613	58,794,515
Fidelity Series Canada Fund	12,292,894	2,185,432	216,687	--	4,640	778,962	15,045,241
Fidelity Series Commodity Strategy Fund	32,110,355	13,160,538	664,430	--	1,701	(504,928)	44,103,236
Fidelity Series Emerging Markets Debt Fund	7,740,612	1,084,910	189,369	122,543	(5,252)	133,519	8,764,420
Fidelity Series Emerging Markets Fund	12,552,754	2,957,501	216,826	--	(386)	(205,565)	15,087,478
Fidelity Series Emerging Markets Opportunities Fund	117,006,846	16,451,073	1,950,134	--	94,537	3,873,840	135,476,162
Fidelity Series Floating Rate High Income Fund	1,634,093	232,020	40,579	25,799	(218)	4,662	1,829,978
Fidelity Series Government Money Market Fund 2.44%	9,263,487	7,402,203	980,379	66,516	--	--	15,685,311
Fidelity Series Growth Company Fund	115,099,886	10,956,387	10,178,894	--	(385,449)	3,219,888	118,711,818
Fidelity Series High Income Fund	13,628,652	1,115,677	4,105,900	165,049	(83,963)	229,691	10,784,157
Fidelity Series Inflation-Protected Bond Index Fund	3,747,611	519,452	66,443	4,091	1,002	92,530	4,294,152
Fidelity Series International Credit Fund	250,207	1,695	--	1,695	--	6,083	259,556
Fidelity Series International Growth Fund	119,833,004	12,438,706	2,475,912	--	27,781	8,964,531	138,788,110
Fidelity Series International Small Cap Fund	27,790,262	2,997,733	597,347	--	(42,253)	1,336,379	31,484,774
Fidelity Series International Value Fund	112,865,444	16,672,924	2,475,912	--	(61,588)	4,516,854	131,517,722
Fidelity Series Intrinsic Opportunities Fund	130,197,996	14,392,057	2,476,563	--	(264,069)	96,878	141,946,299
Fidelity Series Investment Grade Bond Fund	7,682,189	4,323,454	46,403	82,607	724	252,623	12,212,587
Fidelity Series Large Cap Stock Fund	116,163,701	12,636,964	5,423,435	784,927	(79,114)	2,779,334	126,077,450
Fidelity Series Large Cap Value Index Fund	32,720,731	3,422,668	1,475,165	--	(453)	1,330,666	35,998,447
Fidelity Series Long-Term Treasury Bond Index Fund	46,093,036	5,607,362	7,997,222	333,750	350,843	2,151,105	46,205,124
Fidelity Series Opportunistic Insights Fund	59,941,148	5,984,951	4,445,823	--	(134,093)	3,649,730	64,995,913
Fidelity Series Overseas Fund	--	5,889,483	--	--	--	16,708	5,906,191
Fidelity Series Real Estate Income Fund	6,087,554	739,872	127,148	93,729	994	103,591	6,804,863
Fidelity Series Short-Term Credit Fund	2,549,041	247,951	287,305	17,333	315	19,650	2,529,652
Fidelity Series Small Cap Discovery Fund	15,230,898	2,058,688	328,824	367,719	(1,907)	(58,989)	16,899,866
Fidelity Series Small Cap Opportunities Fund	47,492,096	5,043,010	1,644,023	--	(76,954)	1,863,623	52,677,752
Fidelity Series Stock Selector Large Cap Value Fund	88,184,549	9,036,359	4,059,019	--	(79,475)	4,019,930	97,102,344
Fidelity Series Value Discovery Fund	61,913,982	6,722,634	1,451,734	--	(32,892)	1,856,826	69,008,816
Total	$1,287,212,868	$172,884,766	$60,393,931	$2,065,758	$(903,215)	$43,814,635	$1,442,616,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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